Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 123,336	$ 104,285	$ 360,957	$ 306,369
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	5,148	11,585	25,548	35,291
Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	118,188	92,700	335,409	271,078
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	107,162	93,477	307,192	273,092
Time charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,820	10,376	12,534	32,073
Time charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	104,342	83,101	294,658	241,019
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	8,499	930	29,359	2,383
Voyage charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,220	930	12,690	2,383
Voyage charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,279	0	16,669	0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues	6,001	6,524	17,112	22,359
Bareboat charters | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Bareboat charters | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,001	6,524	17,112	22,359
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	1,674	3,354	7,294	8,535
Management fees and other | Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	108	279	324	835
Management fees and other | Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	1,566	3,075	6,970	7,700
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	3,896	4,511	12,160	16,722
Non-lease
Segment Reporting Information [Line Items]
Voyage revenues	$ 5,570	$ 7,865	$ 19,454	$ 25,257